Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (378)	¥ (387)	¥ (508)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	6	51	(137)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(347)	(163)	(183)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	80	(260)	(153)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)		6	2
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(40)	(2)	18
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(77)	(19)	(55)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(354)	(160)	(183)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(347)	(163)	(183)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(7)	3
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(24)	(227)	(325)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	6	51	(137)
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	80	(260)	(153)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)		6	2
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(40)	(2)	18
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (70)	¥ (22)	¥ (55)